Document And Entity Information	12 Months Ended
Nov. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Liquid Media Group Ltd.
Entity Central Index Key	0000884247
Trading Symbol	yvr
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	4,010,108
Document Type	20-F
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false